Contingencies and commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Contingencies and commitments

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2020, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities) and any securities issued to the Initial Stockholders, officers, directors or their affiliates in payment of Working Capital Loans made to Company, will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Company may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 1.00% of the gross proceeds of the Initial Public Offering, or $1,150,000.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement with the representatives of the underwriters as advisors in connection with a Business Combination. The Company will pay the representatives of the underwriters a marketing fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering, including any proceeds from the full or partial exercise of the underwriters’ over-allotment option. As a result, the representatives of the underwriters will not be entitled to such fee unless the Company consummates its initial business combination.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2020, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities) and any securities issued to the Initial Stockholders, officers, directors or their affiliates in payment of Working Capital Loans made to Company, will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Company may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 1.00% of the gross proceeds of the Initial Public Offering, or $1,150,000.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement with the representatives of the underwriters as advisors in connection with a Business Combination. The Company will pay the representatives of the underwriters a marketing fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering, including any proceeds from the full or partial exercise of the underwriters’ over-allotment option. As a result, the representatives of the underwriters will not be entitled to such fee unless the Company consummates its initial business combination.

Reservoir Holdings Inc And Subsidiaries
Contingencies and commitments

16. Contingencies and commitments

(a)	The Company leases its business premises under an operating lease which have expiration dates between 2022 – 2024. Rent expense totaled $962,224 and $826,389 during the fiscal years ended March 31, 2021 and 2020, respectively. Future minimum lease payments are as follows:

$
2022	817,966
2023	586,303
2024	248,981
1,653,250

(b)	In addition, the Company has committed to make payments for additional Royalty advances totaling $5,733,458 through March 2022, and a further $795,708 through March 2024, subject to certain conditions. These Royalty advances are to be used to fund future compositions and will be recorded as Royalty advances when paid.
(c)	As discussed in Note 8, the Company has obligations related to certain asset purchases and business acquisitions, which are recorded as liabilities. Some of those agreements call for additional amounts to be paid based on future performance of the assets. The Company has recorded liabilities based on its view of the future performance of those assets, but it is possible that the actual performance and resulting obligations may be different than current estimates.
(d)	On September 8, 2020, an action was filed in the United States District Court for the Southern District of New York against a consolidated subsidiary of the Company and certain prior owners (“Prior Owners”) of certain music copyrights acquired by the Company. The legal action asserts that in 2000, the plaintiff entered into certain engagement letters (the “Engagement Letters”) with certain of the Prior Owners, which purportedly gave the plaintiff, among other things, an exclusive right to broker any future sale by the Prior Owners of the music copyrights acquired by the Company as well as a commission fee. Based on the Engagement Letters’ alleged grant of a security interest in such music copyrights, the plaintiff filed financing statements and various notices of liens, in the amount of $2,651,125, in the United States Copyright Office between 2000 and 2018. The plaintiff alleges, among other things, that the Prior Owners breached the Engagement Letters by consummating a purchase agreement with a consolidated subsidiary of the Company in 2018 without involving the plaintiff; that a consolidated subsidiary of the Company tortiously interfered with the Engagement Letters; and that the Plaintiff is permitted to foreclose on the lien, including foreclosing on those music copyrights acquired by a consolidated subsidiary of the Company under the 2018 purchase agreement. The Company determined a loss resulting from the action is not reasonably possible. The Company believes all claims and threatened claims against the consolidated subsidiary of the Company in this legal action are without merit and intends to defend vigorously against them. The Company also believes it has obtained appropriate indemnifications from the Prior Owners in relation to the claims in this legal action.

In addition to the foregoing, the Company is subject to claims and contingencies in the normal course of business. To the extent the Company cannot predict the outcome of the claims and contingencies or estimate the amount of any loss that may result, no provision for any contingent liabilities has been made in the consolidated financial statements. The Company believes that losses resulting from these matters, if any, would not have a material adverse effect on the financial position, results of operations or cash flows of the Company. All such matters which the Company concludes are probable to result in a loss and for which management can reasonably estimate the amount of such loss have been accrued for within the accompanying consolidated financial statements.